Investments in Associates and Joint Ventures -Summary of Market Value of Sanofi's Investment in Regeneron Based on Quoted Stock Market Price Per Share (Detail) - Regeneron [member]
$ / shares in Units, € in Millions, $ in Millions
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($) $ / shares
Disclosure of transactions between related parties [line items]
Quoted stock market price per share ($)		$ 373.50		$ 375.96		$ 367.09
Market value of investment in Regeneron ($ million)	€ 7,702	$ 8,835	€ 7,487	$ 8,978	€ 8,159	$ 8,597